Notes Payable - Convertible Note Payable (Details) - Convertible Notes Payable [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2022	Sep. 30, 2011	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Principal amount of notes payable		$ 10,281
Minimum value of preferred units into which convertible notes payable will be converted		$ 16,000
Convertible debt outstanding			$ 14,147	$ 14,041
Original borrowing			11,331	11,331
Amortized premium			1,050	1,050
Accrued interest			$ 3,866	$ 3,760
Original amount of debt converted	$ 14,181
Common units issued upon conversion	8,258
Share price	$ 9.91